Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class A
Trading Symbol	LMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$120	1.07%
[1]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge Small Cap Fund returned 25.08%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	25.08	6.08	7.32
Class A (with sales charge)	18.20	4.83	6.68
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Index	34.07	8.50	7.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 977,384,029
Holdings Count | $ / shares	97	[2]
Advisory Fees Paid, Amount	$ 5,945,038
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class C
Trading Symbol	LMASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$207	1.85%
[3]
Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge Small Cap Fund returned 24.13%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	24.13	5.27	6.51
Class C (with sales charge)	23.13	5.27	6.51
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Index	34.07	8.50	7.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 977,384,029
Holdings Count | $ / shares	97	[4]
Advisory Fees Paid, Amount	$ 5,945,038
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class C shares will not exceed 1.85%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class FI
Trading Symbol	LGASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$120	1.07%
[5]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of ClearBridge Small Cap Fund returned 25.10%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	25.10	5.95	7.18
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Index	34.07	8.50	7.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 977,384,029
Holdings Count | $ / shares	97	[6]
Advisory Fees Paid, Amount	$ 5,945,038
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class R
Trading Symbol	LMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$159	1.42%
[7]
Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge Small Cap Fund returned 24.64%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	24.64	5.67	6.93
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Index	34.07	8.50	7.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 977,384,029
Holdings Count | $ / shares	97	[8]
Advisory Fees Paid, Amount	$ 5,945,038
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class R shares will not exceed 1.45%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class I
Trading Symbol	LMNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$95	0.84%
[9]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge Small Cap Fund returned 25.37%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	25.37	6.31	7.56
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Index	34.07	8.50	7.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 977,384,029
Holdings Count | $ / shares	97	[10]
Advisory Fees Paid, Amount	$ 5,945,038
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class I shares will not exceed 0.85%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class IS
Trading Symbol	LISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$83	0.74%
[11]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge Small Cap Fund returned 25.53%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (9/8/2017)
Class IS	25.53	6.44	6.74
Russell 3000 Index	37.86	14.60	13.76
Russell 2000 Index	34.07	8.50	7.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 977,384,029
Holdings Count | $ / shares	97	[12]
Advisory Fees Paid, Amount	$ 5,945,038
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class IS shares will not exceed 0.74%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.